Long Term Debt	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Long Term Debt	Long Term Debt
Long term debt is comprised of the following borrowings:

			December 31,
Borrower	Commencement	Maturity	2020	2021
Maxeikosiepta	December 2018	February 2021	4,000	—
Maxtessera	November 2018	April 2021	22,000	—
Avstes	June 2019	April 2021	5,985	—
Maxeikosi	September 2017	May 2021	10,893	—
Safe Bulkers	April 2019	June 2021	8,000	—
Petra	November 2018	June 2021	6,135	—
Pemer	November 2018	June 2021	6,135	—
Maxeikosiexi	September 2015	June 2021	4,432	—
Marathassa	September 2015	June 2021	4,820	—
Marinouki	September 2015	June 2021	7,263	—
Kerasies	September 2015	June 2021	5,097	—
Soffive	September 2015	June 2021	7,853	—
Eptaprohi	September 2015	June 2021	37,053	—
Shikokuepta	February 2016	August 2021	17,150	—
Safe Bulkers	November 2014	September 2021	79,758	—
Maxeikositria	September 2017	November 2021	10,893	—
Maxpente	September 2017	November 2021	16,100	—
Maxeikositessera	September 2017	November 2021	11,310	—
Maxenteka	September 2017	November 2021	13,536	—
Safe Bulkers	November 2018	November 2021	22,250	—

Shikokupente - Shikokuennia - Pemer - Petra	July 2019	December 2021	8,510	—
Shikokupente	August 2018	December 2021	12,927	—
Shikokuennia	October 2018	December 2021	14,385	—
Pelea - Vasstwo - Eniaprohi - Vassone	December 2018	December 2024	43,250	26,250
Eptaprohi - Soffive - Marinouki - Marathassa - Kerasies - Pemer - Petra	June 2021	June 2026	—	21,375
Safe Bulkers	September 2021	September 2026	—	28,500
Safe Bulkers	December 2021	December 2026	—	50,000
Monagrouli	April 2020	April 2027	25,520	23,760
Sub Total Credit facility			405,255	149,885
Eptaprohi - Soffive - Marinouki - Marathassa - Kerasies - Pemer - Petra	June 2021	June 2026	—	10,000
Safe Bulkers	December 2019	June 2021	29,000	—
Sub Total Revolving credit facility			29,000	10,000
Maxeikosiena	September 2015	August 2021	18,058	—
Youngtwo	January 2017	December 2021	21,203	—
Maxdeka	November 2019	August 2025	19,076	17,063
Shikoku	November 2019	August 2025	20,066	17,948
Shikokutessera	November 2019	August 2025	19,502	17,478
Glovertwo	November 2019	August 2025	18,344	16,412
Pentakomo	January 2020	January 2026	14,500	12,500
Maxdekatria	January 2020	January 2026	14,500	12,500
Maxtessera	April 2021	October 2026	—	28,117
Shikokuokto	December 2019	December 2027	18,000	16,000
Gloversix	December 2019	December 2027	18,720	16,640
Pinewood	February 2021	February 2031	—	22,567
Shikokuepta	August 2021	August 2031	—	23,167
Sub Total Sale and leaseback financing			181,969	200,392
Total			616,224	360,277
Current portion of long-term debt			77,284	41,202
Liability directly associated with assets held for sale			4,000	—
Long-term debt			534,940	319,075
Total debt			616,224	360,277
Current portion of deferred financing costs			1,500	1,290
Deferred financing costs directly associated with assets held for sale			17	—
Deferred financing costs non-current			3,057	3,279
Total deferred financing costs			4,574	4,569
Total debt			616,224	360,277
Less: Total deferred financing costs			4,574	4,569
Total debt, net of deferred financing costs			611,650	355,708
Less: Current portion of long-term debt, net of current portion of deferred financing costs			75,784	39,912
Less: Liability directly associated with assets held for sale			3,983	—
Long-term debt, net of deferred financing costs, non-current			531,883	315,796
Sale and leaseback financing represents financing obtained from concluding an agreement to sell the vessel and then lease her back under a bareboat charter for a pre-determined period with either an obligation or an option to purchase (that is reasonably certain, at inception, will be exercised) the vessel back at the end of the respective charter period or an option to purchase the respective vessel during the charter period at predetermined purchase prices. Transactions which involve a purchase obligation (or a purchase option that is reasonably certain, at inception, that will be exercised) are treated as a failed sale and hence represent merely a financing arrangement. The above table includes eleven such facilities outstanding as of December 31, 2021, whereby the relevant vessels were formerly owned by our respective subsidiaries and ownership will revert back to the Company on settlement of the outstanding amounts. Details of these facilities are as follows:

Each of Shikokutessera, Maxdeka, Shikoku and Glovertwo entered into a sale and leaseback agreement in November 2019, with third party companies, subsidiaries of a financial institution, regarding the respective vessel owned by the relevant subsidiary. The proceeds from each of these agreements were used to fully prepay the amount outstanding under previous credit facilities secured by the respective vessels and for general corporate purposes. Under these agreements, the respective vessel was sold and leased back on a bareboat charter basis, in the case of the vessel owned by Shikokutessera for a period of 8 years, and in the case of the other three vessels for seven and a half years. Each respective subsidiary holds an option to purchase back its respective vessel five years and nine months after the commencement of the respective bareboat charter. The sale and leaseback agreements include onerous provisions for the relevant subsidiaries in the event that such options are not exercised. The Company has verbally committed to exercise this purchase option for all four vessels. In view of this commitment and the onerous provisions if the options are not exercised, the Company has assessed that these transactions be recorded as financing transactions.

Each of Shikokuokto and Gloversix entered into a sale and leaseback agreement in December 2019, with third party companies, subsidiaries of a financial institution, regarding the respective vessel owned by the relevant subsidiary. The proceeds from each of these agreements were used to fully prepay the amount outstanding under previous credit facilities secured by the respective vessels and for general corporate purposes. Under these agreements, each vessel was sold and leased back on a bareboat charter basis for a period of 8 years, with a purchase obligation at the end of the 8th year. Furthermore, each respective subsidiary holds an option to purchase back its respective vessel after the third year of the bareboat charter, at predetermined purchase prices. In view of the obligation of the subsidiaries to purchase the respective vessels at the end of the bareboat charter, the Company has assessed that these transactions be recorded as financing transactions.

Each of Pentakomo and Maxdekatria entered into a sale and leaseback agreement in January 2020, with third party companies, subsidiaries of a financial institution, regarding the respective vessel owned by the relevant subsidiary. The proceeds from each of these agreements were used to fully prepay the amount outstanding under previous credit facilities secured by the respective vessels and for general corporate purposes. Under these agreements, each vessel was sold and leased back on a bareboat charter basis for a period of 6 years, with a purchase obligation at the end of the 6th year. Furthermore, each respective subsidiary holds an option to purchase back its respective vessel after the third year of the bareboat charter, at predetermined purchase prices. In view of the obligation of the subsidiaries to purchase the respective vessels at the end of the bareboat charter, the Company has assessed that these transactions be recorded as financing transactions.

Pinewood entered into a sale and leaseback agreement in January 2021, consummated in February 2021, with an unrelated third party, regarding the vessel owned by Pinewood. The proceeds were used for the redemption of all issued and outstanding shares of Pinewood's series A cumulative redeemable perpetual preferred stock that had been previously issued to a third party investor and for general corporate purposes. Under the agreement, the vessel was sold and leased back on a bareboat charter basis for a period of 10 years, with a purchase obligation at the end of the 10th year. Furthermore, Pinewood holds an option to purchase back the vessel after the third year of the bareboat charter, at predetermined purchase prices. In view of the obligation of Pinewood to purchase the vessel at the end of the bareboat charter, the Company has assessed that this transaction be recorded as financing transaction.

Maxtessera entered into a sale and leaseback agreement in March 2021, consummated in April 2021, with a third party company, subsidiary of a financial institution, regarding the vessel owned by Maxtessera. The proceeds from this agreement were used to fully prepay the amount outstanding under a previous credit facility secured by the vessel and for general corporate purposes. Under this agreement, the vessel was sold and leased back on a bareboat charter basis for a period of 7 years. Maxtessera holds an option to purchase back its vessel five years and six months after the commencement of the bareboat charter. The sale and leaseback agreement includes onerous provisions for the subsidiary in the event that such option is not exercised. The Company has verbally committed to exercise this purchase option. In view of this commitment and the onerous provisions where the option was not exercised, the Company has assessed that this transaction be recorded as a financing transaction.
Shikokuepta entered into a sale and leaseback agreement in July 2021, consummated in August 2021, with an unrelated third party, regarding the vessel owned by Shikokuepta. The proceeds were used for general corporate purposes. Under the agreement, the vessel was sold and leased back on a bareboat charter basis for a period of 10 years, with a purchase obligation at the end of the 10th year. Furthermore, Shikokuepta holds an option to purchase back the vessel after the third year of the bareboat charter, at predetermined purchase prices. In view of the obligation of Shikokuepta to purchase the vessel at the end of the bareboat charter, the Company has assessed that this transaction be recorded as financing transaction.

Two other similar facilities were fully repaid during the year ended December 31, 2021. Each of Maxeikosiena and Youngtwo had entered into a sale and leaseback agreement in 2015 and 2017, respectively, with third party companies, subsidiaries of a financial institution, regarding the respective vessel owned by the relevant subsidiary. The proceeds from the agreement entered by Maxeikosiena were used to fully prepay the amount outstanding under a previous credit facility secured by the respective vessel, and the proceeds from the agreement entered into by Youngtwo were used for general corporate purposes. Under these agreements, each vessel was sold and leased back on a bareboat charter basis for a period of 10 years, with a purchase obligation at the end of the 10[t]h year. Furthermore, each subsidiary held an option to purchase back the respective vessel after the second year of the bareboat charter, at annual intervals and predetermined purchase prices. In view of the obligation of the subsidiaries to purchase the respective vessels at the end of the bareboat charter, the Company had assessed that these transactions be recorded as financing transactions. Both Maxeikosiena and Youngtwo exercised the options and bought back the vessels during the year ended December 31, 2021.

During 2020, Agros entered into a sale and leaseback agreement, with an unrelated third party for $26,200, regarding the newbuild vessel Agros has agreed to acquire. The transaction will be consummated in 2022 upon delivery of the vessel to Agros. Under the agreement, the vessel will be sold and leased back on a bareboat charter basis for a period of 10 years, with a purchase obligation at the end of the 10th year. Furthermore, Agros holds an option to purchase back the vessel after the third year of the bareboat charter, at predetermined purchase prices. In view of the obligation of Agros to purchase the vessel at the end of the bareboat charter, the Company has assessed that this transaction be recorded as a financing transaction.

During 2018, Pelea, Vasstwo, Eniaprohi and Vassone entered into a credit facility with a financial institution for $47,750, secured by the vessels owned by them. The credit facility was drawn down in two tranches, a tranche of $23,075 drawn down in 2018 and a second tranche of $24,675 drawn down in 2019.

During 2020, Monagrouli entered into a credit facility with a financial institution for $26,400, regarding the newbuild vessel Monagrouli had agreed to acquire. The credit facility was drawn down in 2020 upon the delivery of the newbuild vessel.

During 2020, Lofou entered into a credit facility with a financial institution for $20,000, regarding the newbuild vessel Lofou has agreed to acquire. The facility will be available for drawing upon delivery of the vessel to Lofou, which is expected in the third quarter of 2022. At the same time Safe Bulkers agreed with the same financial institution to the increase of the availability under its existing revolving credit facility from $20,000 to $30,000 and the extension of its maturity from December 2023 to December 2025. As of December 31, 2021 no amount was outstanding and an amount of $30,000 was available for drawdown under this revolving credit facility.

In June 2021, Safe Bulkers entered into a credit facility of $70,000,with the same financial institution secured by the vessels owned by Eptaprohi, Soffive, Marinouki, Marathassa, Kerasies, Pemer and Petra, comprising a term loan tranche of $30,000 and a reducing revolving credit facility tranche providing for a draw down capacity of up to $40,000. The proceeds from the credit facility partially refinanced loan facilities of $64,345 secured by eight vessels, seven of which secure the new credit facility, and one that was owned by Maxeikosiexi remained debt free. As of December 31, 2021 an amount of $10,000 was outstanding and an amount of $27,700 was available for drawdown under the reducing revolving credit facility tranche.

In September 2021, Safe Bulkers amended one of its credit facilities and agreed to a new structure for a credit facility of $60,000 secured by the vessels owned by Eniadefhi, Maxdodeka, Gloverfour, Gloverfive and Youngone, comprising a term loan tranche of $30,000 and a reducing revolving credit facility tranche providing for a draw down capacity of up to $30,000. The proceeds from the credit facility were used to partially refinance loan facilities with the same financial institution of an outstanding term loan tranche of $71,139 and a revolving credit facility tranche with a drawdown capacity of $7,000, secured by six vessels. Five of those vessels secured the new credit facility, and the vessel owned by Shikokuexi remained debt free. As of December 31, 2021 no amount was outstanding and an amount of $30,000 was available for drawdown under the reducing revolving credit facility tranche.

In December 2021, Safe Bulkers entered into a credit facility of $100,000 secured by the vessels owned by Youngtwo, Shikokupente, Maxeikositessera, Maxenteka, Maxpente and Shikokuennia, comprising a term loan tranche of $50,000 and a reducing revolving credit facility tranche providing for a draw down capacity of up to $50,000. The proceeds were used to refinance loan facilities in the amount of $50,000 secured by five of these vessels, and the repurchase of the vessel owned by Youngtwo under a sale and leaseback agreement. As of December 31, 2021 no amount was outstanding and an amount of $50,000 was available for drawdown under the reducing revolving credit facility tranche.

Our credit and loan facilities bear interest at LIBOR plus a margin, except for a portion of each of Shikokutessera, Maxdeka, Shikoku, Glovertwo and Maxtessera loan facilities. A portion of each of the Shikokutessera, Maxdeka, Shikoku, Glovertwo and Maxtessera loan facilities are deemed to incur interest at a fixed rate calculated so that the initial facility amount be amortized to maturity down to the purchase option price of each vessel.

Our loans and credit facilities are generally repayable by monthly or quarterly principal instalments and a balloon payment due on maturity. The fair value of debt outstanding on December 31, 2021 amounted to $362,427 when valuing the Shikokutessera, Maxdeka, Shikoku, Glovertwo and Maxtessera loan facilities on the basis of the deemed equivalent fixed rate, as applicable on December 31, 2021, which are considered to be Level 2 items in accordance with the fair value hierarchy.

In addition to the Agros and Lofou financings noted above, which will be available upon delivery of the respective vessels, as of December 31, 2021, a total amount of $137,700 was available for drawdown under the revolving credit facility and reducing revolving credit facility tranches. The estimated minimum annual principal payments required to be made after December 31, 2021, based on the loan and credit facility agreements as amended, are as follows:

To December 31,
2022	$41,202
2023	41,574
2024	71,654
2025	76,019
2026	76,254
2027 and thereafter	53,574
Total	$360,277

Total interest incurred on long-term debt for the years ended December 31, 2019, December 31, 2020 and December 31, 2021 amounted to $26,929, $21,417 and $14,776, respectively, which includes interest capitalized of $114, $184 and $57 for the years ended December 31, 2019, December 31, 2020 and December 31, 2021, respectively. The average interest rate (including the margin) for all bank loan and credit facilities during the years December 31, 2019, December 31, 2020 and December 31, 2021 was 4.624% p.a., 3.382% p.a. and 2.642% p.a., respectively.

Our loan and credit facilities were secured as follows:

•First priority mortgages over the vessels owned by the Company or title of ownership for the vessels under sale and lease back finance arrangements;
•First priority assignment of all insurances and earnings of the relevant vessels;
•With respect to the Safe Bulkers revolving credit facility of $30,000, second priority mortgages and second priority assignment of all insurances and earnings of the vessels owned by Eptaprohi, Soffive, Marinouki, Marathassa, Kerasies, Pemer and Petra, and
•Guarantee from Safe Bulkers in respect of facilities entered into by the Subsidiaries.
The loan and credit facility agreements contain debt covenants including restrictions as to changes in management and ownership of the vessels, entering into certain long-term charters, additional indebtedness and mortgaging of vessels without the respective lender’s prior consent, minimum vessel insurance cover ratio requirements, as well as minimum fair vessel value ratio to outstanding loan principal requirements (the “Minimum Value Covenant”). The Minimum Value Covenant must not fall below 105%, 115%, 120% or 135% as the case may be. The borrowers are permitted to pay dividends to their owners as long as no event of default under the respective loan has occurred or has not been remedied or would occur as a result of the payment of such dividends.
Certain of the loan and credit facility agreements require the respective borrowers to maintain at all times a minimum balance in each vessel operating account, from $200 to $500.
The Safe Bulkers facilities and the corporate guarantees of the Company include the following financial covenants:
•total consolidated liabilities divided by total consolidated assets (based on the market value of all vessels owned or leased on a finance lease taking into account their employment, and the book value of all other assets), must not exceed 85% (the “Consolidated Leverage Covenant”);
•total consolidated assets (based on the market value of all vessels owned or leased on a finance lease taking into account their employment, and the book value of all other assets) less its total consolidated liabilities must not be less than $150,000 (the “Net Worth Covenant”);
•the ratio of EBITDA over consolidated interest expense must not be less than 2.0:1, on a trailing 12 months’ basis (the “EBITDA Covenant”);
•a minimum of 30% or 35%, as per the relevant agreement, of its voting and ownership rights shall remain directly or indirectly beneficially owned by the Hajioannou family for the duration of the relevant credit facilities and in the case of one facility Polys Hajioannou beneficially holds a minimum of 20% of the voting and ownership rights (the “Control Covenant”); and
•payment of dividends is subject to no event of default having occurred and be continuing or would occur as a result of the payment of such dividends.
The Minimum Value Covenant, Consolidated Leverage Covenant, EBITDA Covenant, Net Worth Covenant and Control Covenant do not apply to the Pinewood and Shikokuepta financing agreements. The EBITDA Covenant does not apply to the Shikokuokto, Gloversix, Pentakomo and Maxdekatria financing agreements and to the Monagrouli loan facility. The Minimum Value Covenant does not apply to the Maxdeka, Shikoku , Shikokutessera, Glovertwo and Maxtessera financing agreements.
As of December 31, 2021, the Company was in compliance with all debt covenants in effect, with respect to its loans and credit facilities.